5. DEBT DISCOUNT - Debt Discount (Details) - Quarterly Report - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Deb discount on notes payable	$ 107,016	$ 174,379
Accumulated amortization	(50,347)	(67,363)
Debt discount on notes payable, net	$ 56,669	$ 107,016